RELATED PARTIES	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 12: — RELATED PARTIES

a.
The Chairman of the Company’s board of directors is a senior partner in the law firm which represents the Company in intellectual property and commercial matters (the “Service Provider”). The Service Provider charges the Company for services it renders on an hourly basis. The trade payable balances were $330 and $718, respectively as of December 31, 2013 and 2012 and transactions with Service Provider charged to general and administrative expense were $555, $365 and $413, respectively as of December 31, 2013, 2012 and 2011.

On February 12, 2012, $309 out of the total outstanding balance owed to the Service Provider, who is also a related party, for services rendered until December 2011, was settled by the grant of fully vested warrants to purchase 309,492 ordinary shares, £0.01 par value each, of the Company at an exercise price of $2 per share and a life of five years.
b.
On February 13, 2011, the members of the board of directors unconditionally waived any accrued and unpaid director’s compensation (other than for rights granted in respect of options) as of that date. A related amount of $73 was classified from other accounts payable to additional paid in capital.

In March 2012, the members of the board of directors unconditionally waived any director’s cash compensation for their service from March 2012 and until the Company will receive an aggregate financing of at least $15,000 in the private placement issuances from March 20, 2013 onward.
c.
According to an agreement signed in 2004, a retainer fee of £1.5 per quarter should be paid to one of the Company’s former directors for financial advisory services (the “Advisory Agreement”). As of December 31, 2013 and 2012, the Company has an outstanding liability in the amount of $0 and $49, respectively for such services.

d.
As part of an agreement of the Company with one of its members of the board of directors signed in May 2011, the Company recorded an expense amounting to $66 in 2013 for services provided by the director in his position as Chief Scientific Officer. During December 2013 the director resigned as Chief Scientific Officer and the $66 was subsequently paid in January 2014.